Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 3,571	$ 2,885
Unrealized losses on available for sale securities	466	469
Depreciation of premises and equipment	2,795	2,593
Impairment - long lived asset	3	0
Deferred compensation	5,423	5,081
Employee benefit plans	414	493
Capital loss carry-forward	8	326
Interest receivable on nonaccrual loans	93	112
Deferred other real estate owned expenses	15	15
Net unrealized loss on derivative instruments	17	92
Acquisition fair value adjustments	515	646
Other	136	348
Total deferred tax assets	13,456	13,060
Less valuation allowance	0	(300)
Total deferred tax assets, net of valuation allowance	13,456	12,760
Deferred Tax Liabilities, Gross [Abstract]
Unrealized gains on available for sale securities	368	571
Goodwill and other intangibles	2,753	2,873
Deferred loan costs	1,050	888
Mortgage servicing asset	324	380
Total deferred tax liabilities	4,495	4,712
Deferred tax assets, net	$ 8,961	$ 8,048